Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 6—Variable Interest Entities

In June 2009, the FASB amended its guidance on accounting for VIEs through the issuance of ASU No. 2009-17. The new accounting guidance resulted in a change in our accounting policy effective January 1, 2010. Among other things, the new guidance requires a qualitative analysis to determine the primary beneficiary of a VIE, requires continuous assessments of whether an enterprise is the primary beneficiary of a VIE and amends certain guidance for determining whether an entity is a VIE. Under the new guidance, a VIE must be consolidated if the enterprise has both (a) the power to direct the activities of the VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. This new accounting guidance was effective for the Company on January 1, 2010 and was applied prospectively.

The Company has invested in three plants owned by independent investment groups. Those companies are Western Iowa Energy, LLC (WIE), Western Dubuque Biodiesel, LLC (WDB) and East Fork Biodiesel, LLC (EFB). During 2010, the Company impaired the remaining investment balance in EFB. See "Note 8—Investments" for the investment amounts and the related condensed financial information of these investments. The Company evaluated each investment and determined we do not hold an interest in any of our investments in third party network plants that would give us the power to direct the activities that most significantly impact the economic performance of the network plant. As a result, the Company is not the primary beneficiary and does not consolidate these VIEs. During July 2011, the Company completed its purchase of substantially all the assets of SoyMor. See "Note 5—Acquisitions" for a description of the transaction.

The carrying values and maximum exposure for all unconsolidated VIE's are as follows:

	September 30, 2011		December 31, 2010
Investment:	Investments	Maximum exposure	Investments	Maximum exposure
SoyMor	$—	$—	$1,107	$1,119
WIE	576	576	576	576
WDB	2,005	2,005	2,005	2,005
Bell, LLC	—	—	571	2,949

	$2,581	$2,581	$4,259	$6,649

On April 8, 2010, the Company determined that Landlord was a VIE and was consolidated into the Company's financial statements as it is the primary beneficiary. The Company has a put/call option with Seneca Holdco to purchase Landlord and currently leases the plant for production of biodiesel, both of which represent a variable interest in Landlord that are significant to the VIE. Although the Company does not have an ownership interest in Seneca Holdco, it was determined that the Company is the primary beneficiary due to the related party nature of the entities involved, the Company's ability to direct the activities that most significantly impact Landlord's economic performance and the design of Landlord that ultimately gives the Company the majority of the benefit from the use of Seneca's assets. The Company has elected the fair value option available under ASC Topic 825 on the $4,000 investment made by Seneca Holdco and the associated put /call option (the Seneca Holdco liability). Changes in the fair value after the date of the transaction are recorded in earnings.

The Company has 50% ownership in Bell, LLC, a VIE joint venture that owns and leases to the Company its corporate office building in Ames, Iowa. Commencing January 1, 2011, the Company has the right to execute a call option with the joint venture member, Dayton Park, LLC, to purchase Bell, LLC; therefore, the Company determined it was the primary beneficiary of Bell, LLC and consolidated Bell, LLC into the Company's financial statements. The Company is the primary beneficiary due to its ownership interest and having an exercisable call option that allows the Company to direct the activities that most significantly impact Bell, LLC's economic performance and gives the Company the majority of the benefit from the use of Bell, LLC's assets. Through consolidation of Bell, LLC on January 1, 2011, the Company had an outstanding promissory note balance of $4,757 with interest accrued monthly at a rate of 5.7% per annum, with a maturity date of February 15, 2013. The note is secured by a mortgage interest in the office building.

The following table summarizes the fair values of the assets and liabilities recorded by the Company as a result of the consolidation of Bell, LLC:

Final allocation at January 1, 2011
Assets/(liabilities) acquired:
Cash	$22
Property, plant and equipment	5,881
Noncurrent assets	4
Other current liabilities	(17)
Debt	(4,757)
Other noncurrent liabilities	(567)

Carrying value of previously held equity method investment	$566

Note 7—Variable Interest Entities

In June 2009, the FASB amended its guidance on accounting for VIEs through the issuance of ASU No. 2009-17. The new accounting guidance resulted in a change in our accounting policy effective January 1, 2010. Among other things, the new guidance requires a qualitative analysis to determine the PB of a VIE, requires continuous assessments of whether an enterprise is the PB of a VIE and amends certain guidance for determining whether an entity is a VIE. Under the new guidance, a VIE must be consolidated if the enterprise has both (a) the power to direct the activities of the VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. This new accounting guidance was effective for the Company on January 1, 2010 and was applied prospectively.

On January 1, 2010, the Company deconsolidated Blackhawk after performing a reassessment under this new guidance. Blackhawk had previously been consolidated due to the variable interests held by the Company. Variable interests in Blackhawk held by the Company as of January 1, 2010 included a subordinated convertible note, membership units, guaranty of indebtedness of up to $1,500, warrants and the MOSA. Although these financial arrangements resulted in the Company holding substantial variable interests in Blackhawk, they did not empower the Company to direct the activities that most significantly impact Blackhawk's economic performance. Consequently, subsequent to this change in accounting policy, the Company deconsolidated Blackhawk.

The Company accounted for its interests in Blackhawk using the fair value options available under ASC Topic 825, Financial Instruments, from the date of deconsolidation on January 1, 2010 until the date of merger on February 26, 2010. The following table represents the deconsolidating entries as of January 1, 2010:

	As reported January 1, 2010	Adjustment	As adopted
ASSETS
Current assets:
Cash	$5,855	$(206)	$5,649
Restricted cash	2,156	(2,002)	154
Current assets	29,691	1,098	30,789

Total current assets	37,702	(1,110)	36,592

Property, plant and equipment, net	124,429	(43,209)	81,220
Goodwill	16,080	—	16,080
Noncurrent assets	22,347	27,731	50,078

Total assets	$200,558	$(16,588)	$183,970

LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Revolving line of credit	$350	$(350)	$—
Current maturities of notes payable	2,756	(815)	1,941
Current liabilities	23,810	(1,144)	22,666

Total current liabilities	26,916	(2,309)	24,607
Notes payable	25,749	(23,630)	2,119
Other liabilities	25,902	(8,516)	17,386

Total liabilities	78,567	(34,455)	44,112

Redeemable preferred stock	149,122	—	149,122
Equity (deficit):
Company stockholders' equity (deficit):
Common stock	2	—	2
Common stock—additional paid-in-capital	15,676	1,192	16,868
Warrants—additional paid-in-capital	4,619	—	4,619
Retained earnings (accumulated deficit)	(60,905)	30,152	(30,753)

Total stockholders' equity (deficit)	(40,608)	31,344	(9,264)
Noncontrolling interests	13,477	(13,477)	—

Total equity (deficit)	(27,131)	17,867	(9,264)

Total liabilities and equity (deficit)	$200,558	$(16,588)	$183,970

The Company has invested in four network plants owned by independent investment groups. Those companies are SoyMor Biodiesel, LLC (SoyMor), Western Iowa Energy, LLC (WIE), Western Dubuque Biodiesel, LLC (WDB) and East Fork Biodiesel, LLC (EFB). See "Note 11—Investments" for the investment amounts and the related condensed financial information of these investments. The Company evaluated each investment and determined we do not hold an interest in any of our investments in network plants that would give us the power to direct the activities that most significantly impact the economic performance of the network plant. As a result, the Company is not the PB and does not consolidate these VIE's.

The Company has 50% ownership in 416 S. Bell, a joint venture where control is equally shared. The Company determined that neither partner in the joint venture has the power to direct the activities that most significantly impact the economic performance of the joint venture individually. As a result, the Company is not the PB and does not consolidate this VIE.

The carrying values and maximum exposure for all unconsolidated VIE's as of December 31, 2010 are as follows:

	Investments	Maximum exposure
Investment:
SoyMor	$1,107	$1,119
WIE	576	576
WDB	2,005	2,005
416 S Bell	571	2,949

	$4,259	$6,649

On April 8, 2010, the Company determined that Landlord was a VIE and was consolidated into the Company's financial statements as it is the PB. See "Note 6—Acquisitions and Equity Transactions" for a description of the acquisition. The Company has a put/call option with Seneca Holdco to purchase Landlord and currently leases the plant for production of biodiesel, both of which represent a variable interest in Landlord that are significant to the VIE. Although the Company does not have an ownership interest in Seneca Holdco, it was determined that the Company is the PB due to the related party nature of the entities involved, the Company's ability to direct the activities that most significantly impact Landlord's economic performance and the design of Landlord that ultimately gives the Company the majority of the benefit from the use of Seneca's assets. The Company has elected the fair value option available under ASC Topic 825 on the $4,000 investment made by Seneca Holdco and the associated put and call options (the Seneca Holdco Liability). Changes in the fair value after the date of the transaction are recorded in earnings. Those assets are owned by, and those liabilities are obligations of, Landlord, not the Company.

As of December 31, 2010, the Company has finalized the allocation of fair value in the Seneca transaction to the assets acquired and liabilities assumed. There was no change in valuation between the preliminary and final allocation. The following table summarizes the allocation of the purchase price to the fair values of the assets and liabilities recorded by the Company as a result of the transaction and subsequent consolidation of Landlord:

Final allocation at April 8, 2010
Assets (liabilities) acquired:
Restricted cash	$4,000
Property, plant and equipment	39,314
Current liabilities	(400)
Seneca Holdco liability	(6,664)
Notes payable	(36,250)

Fair value of consideration	$—